Losses Per Share - Schedule of Basic Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Basic earnings per share, Amount after income tax	$ (44,550,818)	$ (85,004,692)	$ (804,977)
Basic earnings per share, Weighted average number of ordinary shares outstanding	1,719,527	1,227,064	920,588
Basic earnings per share, Losses per share	$ (25.91)	$ (69.27)	$ (0.87)
Diluted earnings per share
Diluted earnings per share, Amount after income tax	$ (44,550,818)	$ (85,004,692)	$ (804,977)
Diluted earnings per share, Weighted average number of ordinary shares outstanding	1,719,527	1,227,064	920,588
Diluted earnings per share, Losses per share	$ (25.91)	$ (69.27)	$ (0.87)